Document and Entity Information Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
OPERATING PARTNERSHIP
Entity Information [Line Items]
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false